As filed with the Securities and Exchange Commission on November 15, 2012

Securities Act of 1933 File No. 333-173167

Investment Company Act of 1940 File No. 811-22540

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

(Check Appropriate Box or Boxes)

FQF TRUST

(Exact Name of Registrant as Specified in Charter)

230 Congress Street, Floor 5

Boston, MA 02110

(Address of Principal Executive Offices)

617-292-9801

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Ronald C. Martin, Trustee	Stacy L. Fuller, Esq.
230 Congress Street, Floor 5	K&L Gates LLP
Boston, MA 02110	1601 K Street, NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 4 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the State of Massachusetts on the 15th day of November 2012.

FQF TRUST

By:	/s/ William DeRoche
William DeRoche
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 4 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ William DeRoche	President	November 15, 2012
William DeRoche

/s/ Brent Arvidson	Principal Financial Officer and Treasurer	November 15, 2012
Brent Arvidson

/s/ Peter A. Ambrosini*	Trustee	November 15, 2012
Peter A. Ambrosini

/s/ Joseph A. Franco*	Trustee	November 15, 2012
Joseph A. Franco

/s/ Ronald C. Martin, Jr.	Trustee	November 15, 2012
Ronald C. Martin, Jr.

/s/ Richard S. Robie III*	Trustee	November 15, 2012
Richard S. Robie III

*	Signatures affixed by Ronald C. Martin, Jr. on November 15, 2012 pursuant to a power of attorney filed May 26, 2011 with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase